Trade Account Receivables (Details) - Schedule of Expected Credit Loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expected Credit Loss [Abstract]
Balance at beginning	$ (121,792)	$ (90,164)	$ (9,083)
Expected credit loss	(304,501)	(269,595)	(198,495)
Amounts written off	94,194	237,928	117,414
Foreign currency translation	13	39
Balance at ending	$ (332,086)	$ (121,792)	$ (90,164)